Note 5 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of reportable segments [text block]
	Brazil			CAC (i)			Latin America - south (ii)			Canada	Consolidated
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Net sales	35,586.5	30,196.5	28,129.9	9,947.4	7,319.3	6,757.9	16,571.7	11,560.8	10,028.7	10,748.7	9,302.4	7,088.6	72,854.3	58,379.0	52,005.1
Cost of sales	(18,309.1)	(14,112.9)	(12,096.3)	(4,727.9)	(3,307.5)	(2,934.1)	(8,235.7)	(5,937.4)	(3,998.0)	(4,387.0)	(3,708.3)	(2,649.8)	(35,659.7)	(27,066.1)	(21,678.2)
Gross profit	17,277.4	16,083.6	16,033.6	5,219.5	4,011.8	3,823.8	8,336.0	5,623.4	6,030.7	6,361.7	5,594.1	4,438.8	37,194.6	31,312.9	30,326.9
Distribution expenses	(5,123.1)	(4,241.9)	(3,814.1)	(872.7)	(751.5)	(684.3)	(2,010.1)	(1,492.8)	(1,092.0)	(1,926.8)	(1,758.8)	(1,361.0)	(9,932.7)	(8,245.0)	(6,951.4)
Sales and marketing expenses	(3,440.3)	(3,444.1)	(3,124.8)	(693.3)	(542.4)	(553.0)	(1,542.9)	(1,165.6)	(1,019.7)	(1,359.0)	(1,222.5)	(998.6)	(7,035.5)	(6,374.6)	(5,696.1)
Administrative expenses	(3,006.2)	(1,629.6)	(1,646.8)	(427.7)	(305.0)	(256.7)	(832.0)	(574.9)	(428.8)	(611.5)	(439.0)	(347.7)	(4,877.4)	(2,948.5)	(2,680.0)
Other operating income/(expenses)	2,096.0	2,887.2	1,421.0	12.4	(23.5)	85.8	38.8	(159.9)	(18.0)	(23.1)	(24.4)	(16.1)	2,124.1	2,679.4	1,472.7
Exceptional items	(210.1)	(173.8)	(328.2)	(46.7)	(70.5)	(17.1)	(115.4)	(145.7)	(51.9)	(20.6)	(62.0)	-	(392.8)	(452.0)	(397.2)
Income from operations	7,593.7	9,481.4	8,540.7	3,191.5	2,318.9	2,398.5	3,874.4	2,084.5	3,420.3	2,420.7	2,087.4	1,715.4	17,080.3	15,972.2	16,074.9
Net finance costs	(858.1)	(663.9)	(1,381.9)	(80.1)	9.8	(110.1)	(2,177.8)	(1,731.4)	(1,543.2)	(89.4)	(49.0)	(74.3)	(3,205.4)	(2,434.5)	(3,109.5)
Share of results of joint ventures	(11.7)	(7.2)	(5.6)	(79.7)	(4.9)	(2.2)	-	-	-	(24.3)	(31.2)	(14.5)	(115.7)	(43.3)	(22.3)
Income before income tax	6,723.9	8,810.3	7,153.2	3,031.7	2,323.8	2,286.2	1,696.6	353.1	1,877.1	2,307.0	2,007.2	1,626.6	13,759.2	13,494.4	12,943.1
Income tax expense	1,953.2	(203.1)	807.7	(1,301.7)	(713.2)	(642.7)	(509.4)	(118.4)	(272.3)	(778.7)	(727.8)	(647.4)	(636.6)	(1,762.5)	(754.7)
Net income	8,677.1	8,607.2	7,960.9	1,730.0	1,610.6	1,643.5	1,187.2	234.7	1,604.8	1,528.3	1,279.4	979.2	13,122.6	11,731.9	12,188.4

EBITDA (iii)	10,564.3	12,388.7	11,404.1	3,789.2	2,995.0	2,942.6	5,071.4	3,182.6	4,337.9	2,936.4	2,529.8	2,043.1	22,361.3	21,096.1	20,727.7
Depreciation. amortization and impairment	(2,982.3)	(2,914.5)	(2,869.0)	(677.4)	(681.0)	(546.3)	(1,197.0)	(1,098.1)	(917.6)	(540.0)	(473.6)	(342.2)	(5,396.7)	(5,167.4)	(4,675.2)
Net finance costs	(858.1)	(663.9)	(1,381.9)	(80.1)	9.8	(110.1)	(2,177.8)	(1,731.4)	(1,543.2)	(89.4)	(49.0)	(74.3)	(3,205.4)	(2,434.5)	(3,109.5)
Income tax expense	1,953.2	(203.1)	807.7	(1,301.7)	(713.2)	(642.7)	(509.4)	(118.4)	(272.3)	(778.7)	(727.8)	(647.4)	(636.6)	(1,762.5)	(754.7)
Net income	8,677.1	8,607.2	7,960.9	1,730.0	1,610.6	1,643.5	1,187.2	234.7	1,604.8	1,528.3	1,279.4	979.2	13,122.6	11,731.9	12,188.4

EBITDA margin as a % (iii)	29.7%	41.0%	40.5%	38.1%	40.9%	43.5%	30.6%	27.5%	43.3%	27.3%	27.2%	28.8%	30.7%	36.1%	39.9%

Acquisition of property, plant and equipment	4,645.1	3,114.9	3,176.5	801.6	492.3	578.4	1,665.4	621.8	1,025.0	565.0	463.7	289.5	7,677.1	4,692.7	5,069.4
	Brazil			CAC(i)			LatinAmerica-south (ii)			Canada			Consolidated
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Segment assets	54,609.4	48,970.2	44,161.9	15,351.9	13,521.4	11,393.3	21,583.0	17,211.2	14,454.0	18,016.6	16,487.9	12,035.0	109,560.9	96,190.7	82,044.2
Intersegment elimination													(2,868.5)	(2,187.6)	(2,286.2)
Non-segmented assets													31,910.1	31,193.2	21,984.9
Total assets													138,602.5	125,196.3	101,742.9

Segment liabilities	27,611.2	25,032.6	19,907.4	5,414.4	4,114.2	3,932.8	7,843.6	5,156.4	4,411.8	6,156.5	6,256.6	4,078.7	47,025.7	40,559.8	32,330.7
Intersegment elimination													(2,869.1)	(2,187.4)	(2,286.4)
Non-segmented liabilities													94,445.9	86,823.9	71,698.6
Total liabilities													138,602.5	125,196.3	101,742.9
	Brazil
	Beer			NAB			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019

Net sales	30,537.1	25,953.0	23,765.5	5,049.4	4,243.5	4,364.4	35,586.5	30,196.5	28,129.9
Cost of sales	(15,382.0)	(11,941.7)	(10,037.9)	(2,927.1)	(2,171.2)	(2,058.4)	(18,309.1)	(14,112.9)	(12,096.3)
Gross profit	15,155.1	14,011.3	13,727.6	2,122.3	2,072.3	2,306.0	17,277.4	16,083.6	16,033.6
Distribution expenses	(4,263.1)	(3,529.2)	(3,105.5)	(860.0)	(712.7)	(708.6)	(5,123.1)	(4,241.9)	(3,814.1)
Sales and marketing expenses	(3,096.2)	(3,008.9)	(2,721.0)	(344.1)	(435.2)	(403.8)	(3,440.3)	(3,444.1)	(3,124.8)
Administrative expenses	(2,616.1)	(1,395.1)	(1,426.0)	(390.1)	(234.5)	(220.8)	(3,006.2)	(1,629.6)	(1,646.8)
Other operating income/(expenses)	1,711.3	2,380.3	1,110.4	384.7	506.9	310.6	2,096.0	2,887.2	1,421.0
Exceptional items	(202.0)	(173.8)	(328.2)	(8.1)	-	-	(210.1)	(173.8)	(328.2)
Income from operations	6,689.0	8,284.6	7,257.3	904.7	1,196.8	1,283.4	7,593.7	9,481.4	8,540.7
Net finance costs	(858.1)	(663.9)	(1,408.9)	-	-	27.0	(858.1)	(663.9)	(1,381.9)
Share of results of joint ventures	(11.7)	(7.2)	(5.6)	-	-	-	(11.7)	(7.2)	(5.6)
Income before income tax	5,819.2	7,613.5	5,842.8	904.7	1,196.8	1,310.4	6,723.9	8,810.3	7,153.2
Income tax expense	1,953.2	(203.1)	807.7	-	-	-	1,953.2	(203.1)	807.7
Net income	7,772.4	7,410.4	6,650.5	904.7	1,196.8	1,310.4	8,677.1	8,607.2	7,960.9

EBITDA (i)	9,302.4	10,830.8	9,767.0	1,261.9	1,557.9	1,637.1	10,564.3	12,388.7	11,404.1
Depreciation. amortization and impairment	(2,625.1)	(2,553.4)	(2,515.3)	(357.2)	(361.1)	(353.7)	(2,982.3)	(2,914.5)	(2,869.0)
Net finance costs	(858.1)	(663.9)	(1,408.9)	-	-	27.0	(858.1)	(663.9)	(1,381.9)
Income tax expense	1,953.2	(203.1)	807.7	-	-	-	1,953.2	(203.1)	807.7
Net income	7,772.4	7,410.4	6,650.5	904.7	1,196.8	1,310.4	8,677.1	8,607.2	7,960.9

EBITDA margin as a % (i)	30.5%	41.7%	41.1%	25.0%	36.7%	37.5%	29.7%	41.0%	40.5%